Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,050,106,223	¥ 6,832,306,121	$ 120,770,634	¥ 785,769,977	¥ 210,114,007	¥ 1,928,830
Short-term amounts due from related parties	84,720,167	551,214,823		585,905,707
Other current assets	74,135,986	482,350,979		300,276,624
Total current assets	2,948,768,222	19,185,570,692		6,928,943,259
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries	6,842,375	44,518,544		65,194,817
Total non-current assets	29,947,108	194,844,861		188,655,748
TOTAL ASSETS	2,978,715,330	19,380,415,553		7,117,599,007
Current liabilities:
Accrued expenses and other current liabilities	48,521,095	315,692,795		215,664,919
Short-term amounts due to related parties	110,594,814	719,563,038		20,473,187
Total current liabilities	1,433,998,563	9,330,024,847		4,527,957,439
TOTAL LIABILITIES	1,512,387,802	9,840,048,752		4,604,009,563
Mezzanine equity
Mezzanine equity				5,943,978,230
Shareholders' (deficit)/ equity
Common stock				54,754
Treasury stock	(64,731,845)	(421,164,802)
Additional paid-in capital	1,163,749,478	7,571,703,230		80,458,209
Accumulated other comprehensive loss	(11,980,305)	(77,947,461)
Accumulated (deficit)/ retained earnings	379,256,237	2,467,554,858		(3,510,901,749)
Total shareholders' (deficit)/ equity	1,466,327,528	9,540,366,801		(3,430,388,786)	¥ (6,575,347,389)	¥ (5,982,035,843)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/ EQUITY	2,978,715,330	19,380,415,553		7,117,599,007
Series A-1 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				69,914,696
Series A-2 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				127,712,583
Series B-1 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				1,028,344,036
Series B-2 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				139,829,364
Series B-3 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				851,417,151
Series C-1 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				1,007,869,205
Series C-2 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				520,213,268
Series C-3 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				357,818,719
Series C-4 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				289,204,957
Series C-5 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				1,551,654,251
Class A Voting Ordinary Shares [Member]
Shareholders' (deficit)/ equity
Common stock	27,226	177,140
Class B Voting Ordinary Shares [Member]
Shareholders' (deficit)/ equity
Common stock	6,737	43,836
Parent Company [Member]
Current assets:
Cash and cash equivalents	386,057,161	2,511,803,710
Short-term amounts due from related parties	350,003,570	2,277,228,227
Other current assets	701,481	4,564,046
Total current assets	736,762,212	4,793,595,983
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries	704,713,724	4,585,078,902		2,513,589,444
Total non-current assets	704,713,724	4,585,078,902		2,513,589,444
TOTAL ASSETS	1,441,475,936	9,378,674,885		2,513,589,444
Current liabilities:
Accrued expenses and other current liabilities	211,804	1,378,058
Short-term amounts due to related parties	764,041	4,971,082
Total current liabilities	975,845	6,349,140
TOTAL LIABILITIES	975,845	6,349,140
Mezzanine equity
Mezzanine equity				5,943,978,230
Shareholders' (deficit)/ equity
Common stock				54,754
Treasury stock	(64,731,845)	(421,164,802)
Additional paid-in capital	836,369,063	5,441,668,033		80,458,209
Accumulated other comprehensive loss	(50,625,918)	(329,387,410)
Accumulated (deficit)/ retained earnings	719,454,828	4,680,988,948		(3,510,901,749)
Total shareholders' (deficit)/ equity	1,440,500,091	9,372,325,745		(3,430,388,786)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/ EQUITY	1,441,475,936	9,378,674,885		2,513,589,444
Parent Company [Member] | Series A-1 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				69,914,696
Parent Company [Member] | Series A-2 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				127,712,583
Parent Company [Member] | Series B-1 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				1,028,344,036
Parent Company [Member] | Series B-2 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				139,829,364
Parent Company [Member] | Series B-3 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				851,417,151
Parent Company [Member] | Series C-1 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				1,007,869,205
Parent Company [Member] | Series C-2 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				520,213,268
Parent Company [Member] | Series C-3 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				357,818,719
Parent Company [Member] | Series C-4 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				289,204,957
Parent Company [Member] | Series C-5 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity				¥ 1,551,654,251
Parent Company [Member] | Class A Voting Ordinary Shares [Member]
Shareholders' (deficit)/ equity
Common stock	27,226	177,140
Parent Company [Member] | Class B Voting Ordinary Shares [Member]
Shareholders' (deficit)/ equity
Common stock	$ 6,737	¥ 43,836